Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
General and administrative	$ 264,035	$ 446,476	$ 2,453,700	$ 1,135,088
Total operating expenses	264,035	446,476	2,453,700	1,135,088
Operating loss	(264,035)	(446,476)	(2,453,700)	(1,135,088)
Other Expenses / Income
Gain on change in fair value of derivative liabilities				211,345
Gain on settlement of liabilities	(516,083)	67,984	441,041	32,019
Fair value of stock issued for note modification	(5,382)		(168,856)
Interest expense	(78,383)	(10,154)	(203,287)	(595,124)
Total other income (expenses)	(599,848)	57,830	68,898	(351,760)
Loss from operations before income taxes	(863,883)	(388,646)	(2,384,802)	(1,486,848)
Provision for income taxes
Net Loss	$ (863,883)	$ (388,646)	$ (2,384,802)	$ (1,486,848)
Net loss per share - basic	$ (0.08)	$ (0.00)	$ (0.21)	$ (1.33)
Net loss per share - diluted	$ (0.08)	$ (0.00)	$ (0.21)	$ (1.33)
Weighted average common shares - basic	11,379,895	10,915,087	11,158,353	1,119,263
Weighted average common shares - diluted	11,379,895	10,915,087	11,158,353	1,119,263